Related party balances and transactions - Revenues and Receivables (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Related party balances and transactions
Revenues	¥ 75,912,651	$ 10,399,991	¥ 51,672,618	¥ 31,899,448
Amounts due from related parties	6,120,107		7,256,861		$ 838,451
Transactions relating to operating activities | Geely Holding
Related party balances and transactions
Amounts due from related parties	12,624		589
Transactions relating to operating activities | Related party
Related party balances and transactions
Amounts due from related parties	6,120,107		7,034,746
Transactions relating to operating activities | Affiliates of entity controlled by ultimate shareholders
Related party balances and transactions
Amounts due from related parties	9,036		2,523
Transactions relating to operating activities | Geely Auto
Related party balances and transactions
Amounts due from related parties	462
Transactions relating to operating activities | Subsidiaries of Geely Auto
Related party balances and transactions
Amounts due from related parties	749,294		543,298
Transactions relating to operating activities | Subsidiaries of Geely Holding
Related party balances and transactions
Amounts due from related parties	3,646,546		3,896,237
Transactions relating to operating activities | Equity Investees of the Group
Related party balances and transactions
Amounts due from related parties	35,959		8,923
Transactions relating to operating activities | Affiliates of Geely Holding
Related party balances and transactions
Amounts due from related parties	328,923		281,061
Transactions relating to operating activities | Entity controlled by ultimate shareholders
Related party balances and transactions
Amounts due from related parties	24,132		284
Transactions relating to operating activities | Affiliates of Geely Auto
Related party balances and transactions
Amounts due from related parties	1,313,131		2,301,831
Transactions relating to disposal of PPE | Subsidiaries of Geely Holding
Related party balances and transactions
Amounts due from related parties			122,115
Vehicle sales
Related party balances and transactions
Revenues	55,315,306	7,578,166	33,911,762	19,671,247
Vehicle sales | Related party
Related party balances and transactions
Revenues	1,198,610		95,299	54,845
Vehicle sales | Affiliates of entity controlled by ultimate shareholders
Related party balances and transactions
Revenues	698		5,234	1,350
Vehicle sales | Subsidiaries of Geely Auto
Related party balances and transactions
Revenues	2,658		18,488	6,030
Vehicle sales | Subsidiaries of Geely Holding
Related party balances and transactions
Revenues			60,631	28
Vehicle sales | Equity Investees of the Group
Related party balances and transactions
Revenues			2,200	249
Vehicle sales | Affiliates of Geely Holding
Related party balances and transactions
Revenues	1,049,299
Vehicle sales | Entity controlled by ultimate shareholders
Related party balances and transactions
Revenues	25,517		3,674	44,539
Vehicle sales | Shareholder of the Company | Geely Holding
Related party balances and transactions
Revenues	120,438		5,072	2,649
Research and development and other services
Related party balances and transactions
Revenues	3,803,527	521,081	3,068,239	1,910,379
Research and development and other services | Geely Holding
Related party balances and transactions
Revenues	168,054		363,181	156
Research and development and other services | Related party
Related party balances and transactions
Revenues	2,786,580		3,021,836	1,757,074
Research and development and other services | Affiliates of entity controlled by ultimate shareholders
Related party balances and transactions
Revenues	7,270		268	330
Research and development and other services | Geely Auto
Related party balances and transactions
Revenues	141
Research and development and other services | Subsidiaries of Geely Auto
Related party balances and transactions
Revenues	163,522		1,776	7,755
Research and development and other services | Subsidiaries of Geely Holding
Related party balances and transactions
Revenues	1,447,201		2,082,185	1,636,799
Research and development and other services | Equity Investees of the Group
Related party balances and transactions
Revenues				1,756
Research and development and other services | Affiliates of Geely Holding
Related party balances and transactions
Revenues	343,084		50,526	19,598
Research and development and other services | Entity controlled by ultimate shareholders
Related party balances and transactions
Revenues			1,608	3,660
Research and development and other services | Affiliates of Geely Auto
Related party balances and transactions
Revenues	657,308		522,292	87,020
Sales of batteries and other components
Related party balances and transactions
Revenues	16,793,818	$ 2,300,744	14,692,617	10,317,822
Sales of batteries and other components | Related party
Related party balances and transactions
Revenues	16,663,804		14,454,853	10,235,863
Sales of batteries and other components | Subsidiaries of Geely Auto
Related party balances and transactions
Revenues	2,077,267		3,262,575	1,802,779
Sales of batteries and other components | Subsidiaries of Geely Holding
Related party balances and transactions
Revenues	7,990,028		8,435,631	6,410,920
Sales of batteries and other components | Equity Investees of the Group
Related party balances and transactions
Revenues	8		117	102,490
Sales of batteries and other components | Affiliates of Geely Holding
Related party balances and transactions
Revenues	159,628		26,206
Sales of batteries and other components | Entity controlled by ultimate shareholders
Related party balances and transactions
Revenues	14,743			256,155
Sales of batteries and other components | Affiliates of Geely Auto
Related party balances and transactions
Revenues	¥ 6,422,130		¥ 2,730,324	¥ 1,663,519